SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Mortgage Securitizations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. government-sponsored agency guaranteed
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations(1)	$ 25,600
Contractual servicing fees received	500
Cash flows received on retained interests and other net cash flows	100
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	2,563	$ 2,374
Carrying value of retained interests, impact of 10% adverse change in discount rate	(65)	(69)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(127)	(134)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(102)	(93)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	$ (196)	$ (179)
U.S. government-sponsored agency guaranteed | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	0.00%	0.00%
Constant prepayment rate	5.70%	0.00%
Weighted average life	3 years 6 months	0 years
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	0.00%	0.00%
Constant prepayment rate	6.50%	6.00%
Weighted average life	1 year 3 months 18 days	0 years
U.S. government-sponsored agency guaranteed | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	11.30%	14.70%
Constant prepayment rate	34.90%	23.10%
Weighted average life	10 years 4 months 24 days	9 years 8 months 12 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	22.10%	21.20%
Constant prepayment rate	27.80%	41.40%
Weighted average life	21 years	16 years
U.S. government-sponsored agency guaranteed | Weighted Average
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	8.00%	11.00%
Constant prepayment rate	11.70%	6.20%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	5.70%	8.40%
Constant prepayment rate	12.50%	15.30%
Mortgage securitizations - Non-agency-sponsored
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations(1)	$ 12,100
Contractual servicing fees received	0
Cash flows received on retained interests and other net cash flows	0
Senior interests
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	179	$ 310
Carrying value of retained interests, impact of 10% adverse change in discount rate	(8)	(7)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(15)	(13)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(3)	(3)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(6)	(5)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(6)	(6)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	$ (11)	$ (10)
Senior interests | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	2.00%	1.40%
Constant prepayment rate	0.00%
Anticipated net credit losses		40.00%
Weighted average life	2 years 6 months	2 years 7 months 6 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	1.60%	1.10%
Constant prepayment rate	4.20%	2.00%
Anticipated net credit losses	0.20%	0.00%
Weighted average life	3 months 18 days	3 months 18 days
Senior interests | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	3.20%	6.60%
Constant prepayment rate	7.00%
Anticipated net credit losses		67.10%
Weighted average life	9 years 9 months 18 days	11 years 1 month 6 days
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	67.60%	47.10%
Constant prepayment rate	100.00%	100.00%
Anticipated net credit losses	89.10%	92.40%
Weighted average life	18 years 1 month 6 days	14 years 4 months 24 days
Senior interests | Weighted Average
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	2.90%	4.20%
Constant prepayment rate		5.40%
Anticipated net credit losses	40.00%	56.30%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	7.60%	7.70%
Constant prepayment rate	14.00%	10.90%
Anticipated net credit losses	48.90%	51.70%
Subordinated interests
Sensitivity analysis of fair value of interests continued to be held by transferor
Carrying value of retained interests	$ 553	$ 554
Carrying value of retained interests, impact of 10% adverse change in discount rate	(25)	(30)
Carrying value of retained interests, impact of 20% adverse change in discount rate	(49)	(57)
Carrying value of retained interests, impact of 10% adverse change in constant prepayment rate	(9)	(9)
Carrying value of retained interests, impact of 20% adverse change in constant prepayment rate	(18)	(18)
Carrying value of retained interests, impact of 10% adverse change in anticipated net credit losses	(7)	(9)
Carrying value of retained interests, impact of 20% adverse change in anticipated net credit losses	$ (14)	$ (16)
Subordinated interests | Low end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	2.90%	2.60%
Constant prepayment rate	2.80%	0.50%
Anticipated net credit losses	38.10%	8.90%
Weighted average life	8 years 10 months 24 days	3 years
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	2.00%	1.30%
Constant prepayment rate	0.50%	0.50%
Anticipated net credit losses	3.80%	13.70%
Weighted average life	10 months 24 days	0 years
Subordinated interests | High end of range
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	12.10%	9.10%
Constant prepayment rate	8.00%	8.90%
Anticipated net credit losses	92.00%	58.50%
Weighted average life	12 years 10 months 24 days	14 years 6 months
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	24.90%	19.60%
Constant prepayment rate	20.80%	16.20%
Anticipated net credit losses	92.00%	83.80%
Weighted average life	19 years	24 years 4 months 24 days
Subordinated interests | Weighted Average
Key assumptions used in measuring fair value of retained interests at date of sale or securitization of mortgage receivables
Discount rate	5.20%	7.80%
Constant prepayment rate	3.50%	3.20%
Anticipated net credit losses	70.60%	43.10%
Key assumptions used in measuring fair value related to transferor's continuing involvement
Discount rate	8.40%	8.20%
Constant prepayment rate	7.50%	7.20%
Anticipated net credit losses	54.40%	52.50%
Agency and non-agency sponsored mortgages
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations(1)		$ 39,600	$ 72,700
Contractual servicing fees received		500	700
Cash flows received on retained interests and other net cash flows		100	100
Personal Loan
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations(1)	$ 700
Citicorp | U.S. government-sponsored agency guaranteed
Cash Flows Between Transferor and Transferee
Gains recognized on the securitization	150	$ 267
Citicorp | Mortgage securitizations - Non-agency-sponsored
Cash Flows Between Transferor and Transferee
Gains recognized on the securitization	$ 44		$ 223